Customer Accounts Receivable and Other Current Assets - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 04, 2016	Dec. 31, 2017	Dec. 31, 2015
Trade and other receivables [abstract]
Trade receivables payment terms		Less than one year
Research tax credit current adjustment	€ 900	€ 113	€ (18)